REVENUE INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE INFORMATION
Schedule of gross profit based on operations

	January 1 –	January 1 –
	June 30, 2023	June 30, 2022
Rental revenues	9,847,650	10,579,286
Reservation revenue	15,439	29,528
Other revenue	43,016	8,190
Gross Sales	9,906,105	10,617,004

Sales refunds	(21,524)	(48,630)
Sales discount	(399,820)	(837,116)
Net Sales	9,484,761	9,731,258

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Rental revenues	26,769,058	18,004,117	10,985,126
Reservation revenue	62,577	76,684	100,040
Other revenue	103,033	21,528	58,240
Gross Sales	26,934,668	18,102,329	11,143,406

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Sales refunds	(69,409)	(104,868)	(34,916)
Sales discount	(1,877,088)	(998,024)	(1,345,294)
Net Sales	24,988,171	16,999,437	9,763,196

Schedule of deferred revenue

			January 1 – June 30,
	January 1, 2023	Additions	2023 Revenue	FX rate Adj	June 30, 2023
Deferred revenue	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492
Total	1,127,105	3,258,646	(2,655,833)	(596,426)	1,133,492

			January 1 – June 30,
	January 1, 2022	Additions	2022 Revenue	FX rate Adj	June 30, 2022
Deferred revenue	675,014	2,548,809	(2,049,264)	(402,885)	771,674
Total	675,014	2,548,809	(2,049,264)	(402,885)	771,674

	December 31,	December 31,	December 31,
	2022	2021	2020
Wallet	1,127,105	675,014	41,765
Other	201,300	37,688	—
Total	1,328,405	712,702	41,765

	January 1,		2022		December 31,
	2022	Additions	Revenue	FX rate Adj	2022
Deferred revenue	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105
Total	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105

	January 1,		2021		December 31,
	2021	Additions	Revenue	FX rate Adj	2021
Deferred revenue	41,765	5,582,640	(4,571,465)	(377,926)	675,014
Total	41,765	5,582,640	(4,571,465)	(377,926)	675,014

	January 1,		2020		December 31,
	2020	Additions	Revenue	FX rate Adj	2020
Deferred revenue	—	101,608	(57,362)	(2,481)	41,765
Total	—	101,608	(57,362)	(2,481)	41,765